Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	WPM
Entity Registrant Name	Wheaton Precious Metals Corp.
Entity Central Index Key	0001323404
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	443,559,922